INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to the Company - basic (in dollars)		$ 57,591	$ 31,657
Net income attributable to the Company - diluted (in dollars)	[1]	$ 58,067	$ 31,991
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		60,428,431	59,976,132
Effect of dilutive securities
Convertible Bond		788,800	784,400
Share options		0	256,024
Restricted shares		23,861	7,113
Weighted average ordinary shares outstanding used in computing diluted income per share		61,241,092	61,023,669
Income per share - basic (in dollars per share)		$ 0.95	$ 0.53
Income per share - diluted (in dollars per share)		$ 0.95	$ 0.52

[1]	For the six months ended December 31, 2016 and 2017, interest accretion related to the Convertible Bond of $334 and $476, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.